Consolidated balance sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents	$ 12,212	$ 28,002	$ 15,753	$ 31,235	$ 14,987	$ 13,512
Accounts receivable, net	88,936	74,135		43,939
Derivative financial instruments	17,246	13,281		8,376
Deferred income taxes	6,408	5,202		11,229
Other current assets	8,521	2,318		5,637
Total current assets	133,323	122,938		100,416
Oil and natural gas properties, full cost method:
Proved properties	2,305,565	2,083,015		1,379,885
Unproved properties not being amortized	119,203	117,195		96,515
Pipeline and gas gathering assets	59,995	58,136		43,271
Other fixed assets	19,994	16,948		10,869
Gross property and equipment	2,504,757	2,275,294		1,530,540
Less accumulated depreciation, depletion, amortization and impairment	948,308	896,785		720,647
Net property and equipment	1,556,449	1,378,509		809,893
Deferred income taxes	74,413	90,376		143,723
Derivative financial instruments	6,042	6,510		1,804
Deferred loan costs, net	22,397	23,457		10,353
Other assets, net	5,858	5,862		1,971
Total assets	1,798,482	1,627,652		1,068,160
Current liabilities:
Accounts payable	73,925	46,007		41,338
Undistributed revenue and royalties	30,751	26,844		10,664
Accrued capital expenditures	67,419	91,022		65,900
Accrued compensation and benefits	5,572	11,270		8,778
Derivative financial instruments	5,230	4,187		11,978
Accrued interest payable	6,989	20,112		1,542
Other current liabilities	16,062	14,919		10,043
Total current liabilities	205,948	214,361		150,243
Long-term debt	781,913	636,961		491,600
Derivative financial instruments	7,021	2,415		5,987
Asset retirement obligations	13,706	12,568		7,547
Other noncurrent liabilities	1,399	1,334		1,684
Total liabilities	1,009,987	867,639		657,061
Stockholders' equity:
Preferred stock, $0.01 par value, 50,000,000 shares authorized and zero issued at March 31, 2012 and December 31, 2011
Common stock, $0.01 par value, 450,000,000 shares authorized, and 128,147,837 and 127,617,391 issued, net of treasury, at March 31, 2012 and December 31, 2011, respectively	1,281	1,276
Additional paid-in capital	953,617	951,375
Accumulated deficit	(166,399)	(192,634)		(298,188)
Less treasury stock, at cost, 7,609 and zero common shares at December 31, 2011 and 2010, respectively	(4)	(4)
Total stockholders' equity/unit holders' equity	788,495	760,013		411,099	289,107	318,364
Total liabilities and stockholders' equity/unit holders' equity	$ 1,798,482	$ 1,627,652		$ 1,068,160